Business Combinations - Summary of Estimates of Fair values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Jan. 25, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill		$ 787,393	$ 756,260	$ 769,058
MolecularMD Corp
Business Acquisition [Line Items]
Cash	$ 686
Property, plant and equipment	1,769
Operating right-of-use assets	2,866
Goodwill	33,894
Intangible asset	8,061
Accounts receivable	3,100
Unbilled revenue	321
Prepayments and other current assets	916
Other receivables	43
Accounts payable	(650)
Payments on account	(1,437)
Other liabilities	(1,834)
Non-current lease liabilities	(2,167)
Non-current other liabilities	(1,123)
Non-current deferred tax liability	(2,096)
Net assets acquired	42,349
Total consideration	$ 42,349